Offerings - Offering: 1	Aug. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B ordinary shares, par value US$0.002 per share
Amount Registered | shares	30,609,757
Proposed Maximum Offering Price per Unit	2.7425
Maximum Aggregate Offering Price	$ 83,947,258.57
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,593.12
Offering Note	Represents Class B ordinary shares issuable upon vesting or exercise of awards granted under the Registrant’s Amended and Restated 2026 Equity Incentive Plan (“2026 EIP”) and 2026 Equity Incentive Plan (2) (“2026 EIP (2)”). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares which may be offered and issued to prevent dilution from share splits, share dividends or similar transactions as provided in the Plans. Any Class B ordinary shares covered by an award granted under 2026 EIP and 2026 EIP (2) (or portion of an award) that terminates, expires or lapses for any reason will be deemed not to have been issued for purposes of determining the maximum aggregate number of Class B ordinary shares that may be issued under 2026 EIP and 2026 EIP (2).

These Class B ordinary shares are reserved for future award grants under 2026 EIP and 2026 EIP (2). As of the date of this registration statement, the maximum aggregate number of Class B ordinary shares that are available for issuance under 2026 EIP and 2026 EIP (2) shall be 30,609,757 shares. Under 2026 EIP, the maximum aggregate number of Class B ordinary shares that may be issued pursuant to the awards shall initially be 2,892,083 shares, equal to 15% of the total number of ordinary shares issued and outstanding of the Registrant on May 5, 2026, with an annual increase on the first day of each fiscal year beginning with the 2026 fiscal year by 1.5% of the total number of ordinary shares issued and outstanding on the last day of the immediately preceding fiscal year, unless otherwise determined by the board of directors or any committee authorized by the board. Under the 2026 EIP (2), the maximum aggregate number of Class B ordinary shares that may be issued pursuant to the awards shall initially be 27,717,674 shares, equal to 20% of the total number of ordinary shares issued and outstanding of the Registrant on June 8, 2026, with an annual increase on the first day of each fiscal year beginning with the 2026 fiscal year by 1.5% of the total number of ordinary shares issued and outstanding on the last day of the immediately preceding fiscal year, unless otherwise determined by the board of directors or any committee authorized by the board.

To the extent that the actual number of shares that may be offered pursuant to 2026 EIP and 2026 EIP (2) exceeds the number of shares registered on this registration statement in the future, the Registrant will file a new registration statement to register the additional shares. The proposed maximum offering price per share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(c) and Rule 457(h) under the Securities Act, is based on US$2.7425 per share, the average of the high and low prices for the Registrant’s Class B ordinary share as quoted on the Nasdaq Capital Market on August 24, 2026.